CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
General and administrative, related parties	$ 220	$ 190